Tidal Trust III
234 West Florida Street, Suite 700
Milwaukee, WI 53204

April 2, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust III (the “Trust”) File Nos. 333-221764, 811-23312

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the NestYield Total Return Guard ETF, NestYield Dynamic Income ETF, and NestYield Visionary ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective March 30, 2026, and filed electronically as Post-Effective Amendment No. 179 to the Trust’s Registration Statement on Form N-1A on March 25, 2026.

If you have any questions or require further information, please contact Jonathan Massey at (262) 226-4032 or jmassey@tidalfg.com.

Sincerely,

/s/ Jonathan Massey

Jonathan Massey
SVP of Legal Services
Tidal Investments LLC, on behalf of Tidal Trust III